Dividends (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Dividends [Abstract]
Summary of dividends per share

	2024 US cents	2023 US cents	2022 US cents
Ordinary dividends per share: announced with the results for the year(a)	225.0	258.0	225.0
(a)As announced on 26 July 2024, following changes to Rio Tinto Limited’s constitution approved by shareholders in 2024, we now declare and announce Rio Tinto plc and Rio Tinto Limited dividends in USD, our reporting currency. Historically, we have declared and announced these dividends in GBP and AUD, respectively. Dividends declared and announced in GBP and AUD for prior years can be found in note 3 to the Financial Statements in our 2023 Annual Report.
Total dividends per share paid in the year

	2024 US cents	2023 US cents	2022 US cents
Previous year final - paid during the year	258.0	225.0	417.0
Previous year special - paid during the year	–	–	62.0
Interim - paid during the year	177.0	177.0	267.0
Total paid during the year	435.0	402.0	746.0

Summary of dividends paid	Reconciliation of dividend declared to dividend paid

	2024 US$m	2023 US$m	2022 US$m
Rio Tinto plc previous year final dividend payable	3,185	2,875	5,024
Rio Tinto plc previous year special dividend payable	–	–	747
Rio Tinto plc interim dividend payable	2,238	2,147	3,162
Rio Tinto Limited previous year final dividend payable	936	815	1,597
Rio Tinto Limited previous year special dividend payable	–	–	237
Rio Tinto Limited interim dividend payable	666	629	949
Dividends payable during the year	7,025	6,466	11,716
Net movement of unclaimed dividends in the year	–	4	11
Dividends paid during the year(a)	7,025	6,470	11,727
(a)Until April 2024. we economically hedged the dividend cash flows from the announcement date to the payment date in order to reduce our foreign exchange exposure on these cash flows.
Following our policy change to declare dividends in US dollars, the period of currency exposure has shortened to the period from the date of final reinvestment and alternative currency elections and the payment. The realised impact of these hedges was shown within “Other items” in the Cash flows from consolidated operations and is not included in the above.